Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities, continuous unrealized loss position, less than 12 months, fair value	$ 15,380,927	$ 67,267,038
Securities, continuous unrealized loss position, less than 12 months, unrealized losses	(77,741)	(3,105,944)
Securities, continuous unrealized loss position, 12 months or more, fair value	45,352,264	18,445,029
Securities, continuous unrealized loss position, 12 months or more, unrealized losses	(1,071,883)	(1,175,710)
Securities, continuous unrealized loss position, fair value	60,733,191	85,712,067
Securities, continuous unrealized loss position, unrealized losses	(1,149,624)	(4,281,654)
Equity Securities [Member]
Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities, continuous unrealized loss position, 12 months or more, fair value	34,618	29,014
Securities, continuous unrealized loss position, 12 months or more, unrealized losses	(13,310)	(18,913)
Securities, continuous unrealized loss position, fair value	34,618	29,014
Securities, continuous unrealized loss position, unrealized losses	(13,310)	(18,913)
US Government Agencies Debt Securities [Member]
Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities, continuous unrealized loss position, less than 12 months, fair value		24,731,730
Securities, continuous unrealized loss position, less than 12 months, unrealized losses		(916,208)
Securities, continuous unrealized loss position, 12 months or more, fair value	10,256,773	7,029,657
Securities, continuous unrealized loss position, 12 months or more, unrealized losses	(271,282)	(521,270)
Securities, continuous unrealized loss position, fair value	10,256,773	31,761,387
Securities, continuous unrealized loss position, unrealized losses	(271,282)	(1,437,478)
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities, continuous unrealized loss position, less than 12 months, fair value	2,677,626	10,460,662
Securities, continuous unrealized loss position, less than 12 months, unrealized losses	(7,692)	(534,440)
Securities, continuous unrealized loss position, 12 months or more, fair value	5,859,560	1,701,215
Securities, continuous unrealized loss position, 12 months or more, unrealized losses	(62,481)	(125,581)
Securities, continuous unrealized loss position, fair value	8,537,186	12,161,877
Securities, continuous unrealized loss position, unrealized losses	(70,173)	(660,021)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 2 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities, continuous unrealized loss position, less than 12 months, fair value	12,703,301	32,074,646
Securities, continuous unrealized loss position, less than 12 months, unrealized losses	(70,049)	(1,655,296)
Securities, continuous unrealized loss position, 12 months or more, fair value	29,201,313	9,685,143
Securities, continuous unrealized loss position, 12 months or more, unrealized losses	(724,810)	(509,946)
Securities, continuous unrealized loss position, fair value	41,904,614	41,759,789
Securities, continuous unrealized loss position, unrealized losses	$ (794,859)	$ (2,165,242)